Leases	12 Months Ended
Jul. 31, 2025
Leases [Abstract]
Leases

9. Leases
We lease office facilities under non-cancellable operating lease arrangements. Our facility leases generally provide for periodic rent increases and may contain escalation clauses and renewal options. Our leases have remaining lease terms of up to 17 years, which include options to extend that are reasonably certain of being exercised. Some of our leases include one or more options to extend the lease for up to 10 years per option, which we are not reasonably certain to exercise. The options to extend are generally at rates to be determined in accordance with the agreements. Options to extend the lease are included in the lease liability if they are reasonably certain of being exercised.
We sublease certain office facilities to third parties. These subleases have remaining lease terms of up to 5 years, one of which includes an option to extend the sublease for up to 5 years.
The components of lease expense were as follows:

	Twelve Months Ended July 31,
(In millions)	2025	2024	2023
Operating lease cost (1)	$111	$108	$124
Variable lease cost	22	23	20
Sublease income	(10)	(11)	(12)
Total net lease cost	$123	$120	$132
(1)    Includes short-term leases, which were not material for the twelve months ended July 31, 2025, 2024, or 2023.
Supplemental cash flow information related to operating leases was as follows:

	Twelve Months Ended July 31,
(In millions)	2025	2024	2023
Cash paid for amounts included in the measurement of operating lease liabilities	$101	$89	$107
Right-of-use assets obtained in exchange for operating lease liabilities	$212	$35	$28
Other information related to operating leases was as follows at the dates indicated:

	July 31,
	2025	2024	2023
Weighted-average remaining lease term for operating leases	8.1 years	7.7 years	7.9 years
Weighted-average discount rate for operating leases	3.8%	3.3%	3.0%
Future minimum lease payments under non-cancellable operating leases as of July 31, 2025 were as follows:

(In millions)	Operating Leases (1)
Fiscal year ending July 31,
2026	$78
2027	105
2028	97
2029	100
2030	98
Thereafter	314
Total future minimum lease payments	792
Less imputed interest	(126)
Present value of lease liabilities	$666
(1)    Non-cancellable future sublease proceeds as of July 31, 2025 totaled $22 million through July 31, 2030 and $1 million thereafter, and are not included in the table above.
Supplemental balance sheet information related to operating leases was as follows at the dates indicated:

	July 31,
(In millions)	2025	2024

Operating lease right-of-use assets	$541	$411

Other current liabilities	$69	$71
Operating lease liabilities	597	458
Total operating lease liabilities	$666	$529
As of July 31, 2025, we have additional operating leases with total minimum lease payments of $133 million for office facilities that have not yet commenced and therefore are not reflected on the consolidated balance sheets nor in the tables above. These operating leases are expected to commence in fiscal years 2026 and 2027 with lease terms of 10 years.